Financial risk management - Summary of Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Disclosure of credit risk exposure [table]
Impact on loss before income taxes	$ 5,219	$ 1,791